Cash Distributions and Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2015
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	$0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

Schedule of earnings per unit, basic and diluted

	Three Month Period Ended		Six Month Period Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014

Net income	$11,355	$29,985	$22,234	$48,346
Earnings attributable to:
Common unit holders	10,555	28,852	20,644	46,313
Weighted average units outstanding (basic and diluted)
Common unit holders	83,079,710	77,359,163	81,783,895	75,803,362
Earnings per unit (basic and diluted):
Common unit holders	$0.13	$0.37	$0.25	$0.61
Earnings per unit — distributed (basic and diluted):
Common unit holders	$0.44	$0.44	$0.90	$0.90
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.31)	$(0.07)	$(0.65)	$(0.29)